Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of Expenses by Nature

EUR'000	Note	2025	2024	2023
Cost of sales
Right-of-use asset depreciation	14	—	235	30
Insurance		6,268	2,754	1,573
Vessel depreciation	13	104,042	53,696	22,484
Impairment of property, plant and equipment	13	—	—	5,000
Seafarer payroll	6	50,088	32,285	15,921
Fuel and oil		7,928	2,976	711
Maintenance		17,878	7,886	5,121
Messing costs		5,270	2,948	1,448
Seafarer travel		11,634	7,110	2,835
Specific charter costs		30,512	10,776	4,052
Utilities		1,720	1,308	389
Other operating expenses		1,334	2,254	294
Tonnage tax		81	—	—
Total cost of sales		236,755	124,228	59,858

EUR'000	Note	2025	2024	2023
Administrative expenses
Depreciation and amortisation	12 , 13 , 14	3,549	2,522	534
Employee compensation	6	46,282	33,132	18,889
Repair and maintenance expenses		3,449	3,020	1,123
Legal and professional fees		9,087	7,576	2,122
Transaction costs		—	—	7,707
Rental expenses		2,484	1,757	751
Travel expense		2,393	1,988	985
Marketing and entertainment expenses		968	1,283	602
Other expenses		6,414	5,823	1,745
Total administrative expenses		74,626	57,101	34,458

Schedule of Components of Auditor Remuneration	Administrative expenses include fees to the auditors appointed by the shareholder at the Annual General
Meeting:

EUR'000	2025	2024	2023
Statutory audit	1,748	2,016	474
Other assurance services	34	264	1,608
Tax services	25	9	2
Other services	—	22	606
Total	1,807	2,311	2,690